Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	GORILLA TECHNOLOGY GROUP INC.
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	75,650,988
Amendment Flag	false
Entity Central Index Key	0001903145
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41448
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Meridien House42 Upper Berkeley Street
Entity Address, Address Line Two	Marble Arch
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	5QJ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	5395
Auditor Name	Marcum Asia CPAs llp
Auditor Location	New York, New York
Business Contact
Document Information Line Items
Entity Address, Address Line One	Meridien House42 Upper Berkeley Street
Entity Address, Address Line Two	Marble Arch
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	5QJ
Contact Personnel Name	Jayesh Chandan
City Area Code	+44
Local Phone Number	2039880574
Contact Personnel Email Address	jay@gorilla-technology.com
Ordinary Shares
Document Information Line Items
Trading Symbol	GRRR
Title of 12(b) Security	Ordinary Shares
Security Exchange Name	NASDAQ
Warrants
Document Information Line Items
Trading Symbol	GRRRW
Title of 12(b) Security	Warrants
Security Exchange Name	NASDAQ